Remuneration System for the Management Board and Employees of the Group - Summary of Management Board Remuneration (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	€ 5,706,334	€ 3,201,876
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))	414,044	414,726
Total Share-Based Payment (IAS 24.17 (e))	2,833,723	3,112,212
Total Compensation	10,145,186	6,728,814
Total Termination Benefits (IAS 24.17 (d)	1,191,085	0
Fixed compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	1,771,675	1,663,409
Total Compensation	410,397	345,628
Fringe benefits [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	230,202	141,203
One -year variable compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	1,504,457	1,397,264
Service cost [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	414,044	414,726
2013 convertible bonds program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	1,484,023
2013 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	2,446
2014 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	2,903	44,914
2015 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	58,586	143,067
2016 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	166,869	346,545
2017 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	374,175	414,825
2018 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	655,987	0
2019 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	130,309	270,633
2017 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	365,963	405,759
2018 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	1,078,931	0
One Time Bonus [Member]
Disclosure of key management personnel compensation [line items]
Total Termination Benefits (IAS 24.17 (d)	2,200,000	0
Dr Simon Moroney [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	729,317	1,030,071
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))	107,263	158,788
Total Share-Based Payment (IAS 24.17 (e))	1,175,784	1,061,195
Total Compensation	3,098,966	2,250,054
Total Termination Benefits (IAS 24.17 (d)	1,086,602	0
Dr Simon Moroney [member] | Fixed compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	372,154	542,074
Dr Simon Moroney [member] | Fringe benefits [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	28,304	32,654
Dr Simon Moroney [member] | One -year variable compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	328,859	455,343
Dr Simon Moroney [member] | Service cost [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))		158,788
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))	107,263
Dr Simon Moroney [member] | 2013 convertible bonds program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		483,616
Dr Simon Moroney [member] | 2013 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))		1,452
Dr Simon Moroney [member] | 2014 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	1,723
Total Share-Based Payment (IAS 24.17 (e))		26,657
Dr Simon Moroney [member] | 2015 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	36,266
Total Share-Based Payment (IAS 24.17 (e))		86,435
Dr Simon Moroney [member] | 2016 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	74,654
Total Share-Based Payment (IAS 24.17 (e))		104,449
Dr Simon Moroney [member] | 2017 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	167,489
Total Share-Based Payment (IAS 24.17 (e))		140,040
Dr Simon Moroney [member] | 2018 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	336,791
Total Share-Based Payment (IAS 24.17 (e))		0
Dr Simon Moroney [member] | 2019 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	58,298
Total Share-Based Payment (IAS 24.17 (e))		81,566
Dr Simon Moroney [member] | 2017 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	163,791
Total Share-Based Payment (IAS 24.17 (e))		136,980
Dr Simon Moroney [member] | 2018 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	336,772
Total Share-Based Payment (IAS 24.17 (e))		0
Dr Simon Moroney [member] | One Time Bonus [Member]
Disclosure of key management personnel compensation [line items]
Total Termination Benefits (IAS 24.17 (d)		0
Dr Jean-Paul Kress [Member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	1,522,884	0
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))	44,965	0
Total Share-Based Payment (IAS 24.17 (e))	422,919	0
Total Compensation	1,990,768	0
Total Termination Benefits (IAS 24.17 (d)	0	0
Dr Jean-Paul Kress [Member] | Fixed compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	233,333	0
Dr Jean-Paul Kress [Member] | Fringe benefits [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	93,551	0
Dr Jean-Paul Kress [Member] | One -year variable compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	196,000	0
Dr Jean-Paul Kress [Member] | Service cost [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	44,965	0
Dr Jean-Paul Kress [Member] | One time bonus award in shares [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Jean-Paul Kress [Member] | 2014 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Jean-Paul Kress [Member] | 2015 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Jean-Paul Kress [Member] | 2016 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Jean-Paul Kress [Member] | 2017 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Jean-Paul Kress [Member] | 2018 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Jean-Paul Kress [Member] | 2019 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Jean-Paul Kress [Member] | 2017 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Jean-Paul Kress [Member] | 2018 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Jean-Paul Kress [Member] | 2019 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	422,919	0
Dr Jean-Paul Kress [Member] | One Time Bonus [Member]
Disclosure of key management personnel compensation [line items]
Total Termination Benefits (IAS 24.17 (d)	1,000,000	0
Dr Jean-Paul Kress [Member] | Termination Benefits [Member]
Disclosure of key management personnel compensation [line items]
Total Termination Benefits (IAS 24.17 (d)	0	0
Jens Holstein [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	1,313,806	786,837
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))	114,224	111,233
Total Share-Based Payment (IAS 24.17 (e))	411,522	737,806
Total Compensation	1,839,552	1,635,876
Total Termination Benefits (IAS 24.17 (d)	0	0
Jens Holstein [member] | Fixed compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	418,324	402,235
Jens Holstein [member] | Fringe benefits [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	44,090	46,725
Jens Holstein [member] | One -year variable compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	351,392	337,877
Jens Holstein [member] | Service cost [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	114,224	111,233
Jens Holstein [member] | One time bonus award in shares [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	358,857
Jens Holstein [member] | 2014 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	994
Jens Holstein [member] | 2015 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	1,180	18,257
Jens Holstein [member] | 2016 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	22,320	56,632
Jens Holstein [member] | 2017 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	34,457	68,437
Jens Holstein [member] | 2018 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	66,087	91,595
Jens Holstein [member] | 2019 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	97,952	0
Jens Holstein [member] | 2017 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	26,906	53,441
Jens Holstein [member] | 2018 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	64,642	89,593
Jens Holstein [member] | 2019 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	97,978	0
Jens Holstein [member] | One Time Bonus [Member]
Disclosure of key management personnel compensation [line items]
Total Termination Benefits (IAS 24.17 (d)	500,000	0
Dr Malte Peters [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	1,294,122	762,565
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))	77,787	76,190
Total Share-Based Payment (IAS 24.17 (e))	388,022	657,966
Total Compensation	1,759,931	1,496,721
Total Termination Benefits (IAS 24.17 (d)	0	0
Dr Malte Peters [member] | Fixed compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	413,712	397,800
Dr Malte Peters [member] | Fringe benefits [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	32,892	30,613
Dr Malte Peters [member] | One -year variable compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	347,518	334,152
Dr Malte Peters [member] | Service cost [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	77,787	76,190
Dr Malte Peters [member] | One time bonus award in shares [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	354,900
Dr Malte Peters [member] | 2014 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Malte Peters [member] | 2015 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Malte Peters [member] | 2016 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Malte Peters [member] | 2017 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	34,457	68,437
Dr Malte Peters [member] | 2018 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	66,087	91,595
Dr Malte Peters [member] | 2019 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	97,952	0
Dr Malte Peters [member] | 2017 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	26,906	53,441
Dr Malte Peters [member] | 2018 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	64,642	89,593
Dr Malte Peters [member] | 2019 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	97,978	0
Dr Malte Peters [member] | One Time Bonus [Member]
Disclosure of key management personnel compensation [line items]
Total Termination Benefits (IAS 24.17 (d)	500,000
Dr Malte Peters [member] | Termination Benefits [Member]
Disclosure of key management personnel compensation [line items]
Total Termination Benefits (IAS 24.17 (d)	0	0
Dr Markus Enzelberger [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	846,205	622,403
Total Benefit Expenses - Post-Employment Benefits (IAS 24.17 (b))	69,805	68.515
Total Share-Based Payment (IAS 24.17 (e))	435,476	655,245
Total Compensation	1,455,969	1,346,163
Total Termination Benefits (IAS 24.17 (d)	104,483	0
Dr Markus Enzelberger [member] | Fixed compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	334,152	321,300
Dr Markus Enzelberger [member] | Fringe benefits [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	31,365	31,211
Dr Markus Enzelberger [member] | One -year variable compensation [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	280,688	269,892
Dr Markus Enzelberger [member] | Service cost [member]
Disclosure of key management personnel compensation [line items]
Total Short-Term Employee Benefits (IAS 24.17 (a))	69,805	68,515
Dr Markus Enzelberger [member] | 2013 convertible bonds program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	286,650
Dr Markus Enzelberger [member] | 2013 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Markus Enzelberger [member] | 2014 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Markus Enzelberger [member] | 2015 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	0	0
Dr Markus Enzelberger [member] | 2016 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	23,301	105,222
Dr Markus Enzelberger [member] | 2017 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	74,512	91,595
Dr Markus Enzelberger [member] | 2018 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	123,292	0
Dr Markus Enzelberger [member] | 2019 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	18,199	82,185
Dr Markus Enzelberger [member] | 2017 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	72,888	89,593
Dr Markus Enzelberger [member] | 2018 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Total Share-Based Payment (IAS 24.17 (e))	123,284	€ 0
Dr Markus Enzelberger [member] | One Time Bonus [Member]
Disclosure of key management personnel compensation [line items]
Total Termination Benefits (IAS 24.17 (d)	€ 200,000